RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Defined Benefit Obligation - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
Movements in the defined benefit obligation
Beginning Balance	£ (41,092)	£ (43,136)
Current service cost	(201)	(257)
Interest expense	(1,172)	(1,119)
Remeasurements:
Actuarial losses – experience	(29)	(439)
Actuarial (losses) gains – demographic assumptions	471	(201)
Actuarial gains (losses) – financial assumptions	(5,400)	2,281
Benefits paid	2,174	3,036
Past service cost	(44)	(108)
Settlements	17	17
Curtailments		(12)
Transfer of subsidiary		(1,154)
Exchange and other adjustments	35
Ending Balance	(45,241)	(41,092)
The Bank [member]
Movements in the defined benefit obligation
Beginning Balance	(25,198)	(27,041)
Current service cost	(98)	(119)
Interest expense	(737)	(689)
Remeasurements:
Actuarial losses – experience	35	(333)
Actuarial (losses) gains – demographic assumptions	304	(188)
Actuarial gains (losses) – financial assumptions	(3,812)	1,281
Benefits paid	1,436	1,965
Past service cost	(33)	(66)
Curtailments		(4)
Exchange and other adjustments	31	(4)
Ending Balance	£ (28,072)	£ (25,198)